Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Ordinary Share

Basic and diluted net loss per ordinary share are calculated as follows (in thousands, other than share and per share data):

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	$(57,457)	$(71,728)	$(96,712)
Denominator:
Weighted-average ordinary shares used in net loss per share attributable to ordinary shareholders—basic and diluted	556,169,255	375,669,759	68,476,149
Net loss per share attributable to ordinary shareholders—basic and diluted	$(0.10)	$(0.19)	$(1.41)

Summary of Anti-dilutive Ordinary Share Equivalents As Converted Basis Excluded Calculation of Net Loss Per Share

The following ordinary share equivalents, presented on an as converted basis, were excluded from the calculation of net loss per share for the periods presented, as their effect is anti-dilutive:

	Year Ended December 31,
	2020	2019	2018
Series A preferred shares	—	—	91,600,398
Series A preferred shares warrants	—	—	216,667
Ordinary share warrants- Term Loan issuance	500,000	500,000	—
Ordinary share warrants issued to MVIL- related party	46,153,846	—	—
2020 Restricted share units (in ordinary shares)	15,013,296	—	—
Outstanding share options	44,959,938	36,126,371	15,871,228
Total	106,627,080	36,626,371	107,688,293